Reserves	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Reserves	Reserves
Currency translation reserve
The currency translation reserve represents the cumulative gains and losses on the retranslation of the Barclays Bank Group's net investments in foreign operations, net of the effects of hedging.
Fair value through other comprehensive income reserve
The fair value through other comprehensive income reserve represents the changes in the fair value of financial instruments accounted for at fair value through other comprehensive income investments since initial recognition.
Cash flow hedging reserve
The cash flow hedging reserve represents the cumulative gains and losses on effective cash flow hedging instruments that will be recycled to the income statement when the hedged transactions affect profit or loss.
Own credit reserve
The own credit reserve reflects the cumulative own credit gains and losses on financial liabilities at fair value. Amounts in the own credit reserve are not recycled to profit or loss in future periods.
Other reserves
Other reserves includes redeemed ordinary and preference shares issued by the Barclays Bank Group.

	Barclays Bank Group
	2022	2021
	£m	£m
Currency translation reserve	4,992	2,581
Fair value through other comprehensive income reserve	(1,342)	(118)
Cash flow hedging reserve	(5,557)	(618)
Own credit reserve	467	(960)
Other reserves	(24)	(24)
Total	(1,464)	861